Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 955,563	$ 77,337
Short-term investments	343,248	368,587
Total cash, cash equivalents and short-term investments	1,298,811	445,924
Other receivables	2,315	2,227
Prepaid expenses and other current assets	17,416	3,032
Total current assets	1,318,542	451,183
Property and equipment, net	53,155	34,126
Restricted cash	762	693
Equity method investment	20,306	10,990
Intangible assets	14,512	0
Goodwill	10,757	0
Other non-current assets	70,321	262
Total assets	1,488,355	497,254
Current liabilities:
Accounts payable	3,637	4,928
Tenant improvements loan, current portion	265	244
Capital lease, current portion	771	792
Deferred rent, current portion	384	295
Accrued expenses and other current liabilities	8,791	1,746
Total current liabilities	13,848	8,005
Tenant improvements loan, net of current portion	682	946
Capital lease, net of current portion	672	661
Deferred rent, net of current portion	937	1,321
Warrant liability	44,902
Earnout shares liability	109,844
Stock repurchase liability	711	1,177
Total liabilities	171,596	12,110
Commitments and contingencies (Note 9)
Redeemable convertible preferred stock: $0.0001 par value—No shares and 364,736,032 shares authorized at December 31, 2021 and 2020 respectively. No shares and 332,764,215 shares issued and outstanding at December 31, 2021 and 2020, respectively (Cumulative liquidation preference $769,679 at December 31, 2020)	0	768,312
Stockholders' equity (deficit):
Preferred stock: $0.0001 par value—100,000,000 shares and no shares authorized at December 31, 2021 and 2020, respectively. No shares issued and outstanding at December 31, 2021 and 2020, respectively.	0	0
Common stock: $0.0001 par value—1,400,000,000 and 517,865,383 shares authorized at December 31, 2021 and 2020, 604,174,329 and 122,058,940 shares issued and outstanding at December 31, 2021 and 2020, respectively	60	0
Additional paid-in capital	1,793,431	12,591
Accumulated deficit	(476,610)	(296,286)
Accumulated other comprehensive income (loss)	(122)	527
Total stockholders' equity (deficit)	1,316,759	(283,168)
Total liabilities, redeemable convertible preferred stock, and stockholders' equity (deficit)	$ 1,488,355	$ 497,254